Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2013
Investment Securities Available for Sale [Abstract]
Amortized Cost and Fair Value of Mortgage-Backed Securities Available for Sale
The amortized cost and fair value of investment securities available for sale at December 31, 2013 and December 31, 2012 are summarized below (in thousands):

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,170	$--	$(11)	$1,159
Limited-term bond fund	538	--	(17)	521
	$1,708	$--	$(28)	$1,680

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
U.S. Government agency securities	$500	$1	$--	$501
Corporate securities	1,747	81	(2)	1,826
Short-term bond fund	1,127	15	--	1,142
Limited-term bond fund	528	--	(3)	525
	$3,902	$97	$(5)	$3,994

Securities in Continuous Unrealized Loss Position
The following table shows the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2013 and December 31, 2012 (dollar amounts in thousands):

	December 31, 2013
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Short-term bond fund	1	$1,159	$(11)	$--	$--	$1,159	$(11)
Limited-term bond fund	1	--	--	521	(17)	521	(17)
Total	2	$1,159	$(11)	$521	$(17)	$1,680	$(28)

	December 31, 2012
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Corporate securities	1	$--	$--	$248	$(2)	$248	$(2)
Limited-term bond fund	1	--	--	525	(3)	525	(3)
Total	2	$--	$--	$773	$(5)	$773	$(5)